Capital and financial risk management (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Capital management

	2018	2017

Loans and financing (Note 13)	628,297	385,514
Debentures (Note 14)	966,386	1,068,979
(-) Cash and cash equivalents (Note 4)	(18,862)	(84,687)
(-) Marketable securities	(42)	(42)

Net debt	1,575,779	1,369,764
Equity (capital deficiency)	(1,149,210)	(455,904)